Discontinued Operations (Details Narrative) - Navios Partners [Member]	6 Months Ended
Jun. 30, 2023
Number of vessels sold	36
Number of loan tranches	2
Tranche A [Member]
Number of vessels sold	15
Transaction date	Jul. 29, 2022
Tranche B [Member]
Number of vessels sold	21
Transaction date	Sep. 08, 2022